OFF-BALANCE SHEET FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Jun. 30, 2015
Off Balance Sheet Financial Instruments [Abstract]
Schedule of notional amounts of commitments with off-balance-sheet credit risk

Notional amounts of commitments with off-balance-sheet credit risk are as follows as of June 30:

	2015	2014
	(In thousands)

Commitments to originate loans	$3,557	$2,867
Unadvanced portions of loans:
Construction loans	787	1,658
Lines of credit	13,482	12,217
Letters of credit	396	488
Outstanding commitments	$18,222	$17,230